INTANGIBLE ASSETS, NET (Tables) - Purchased software and Medical License Intangibles	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of components of intangible assets

	As of December 31,
	2020	2021
	RMB	RMB	US$
Software	1,331	1,297	204
Customer relationship	—	9,170	1,439
Medical license	5,300	5,300	832
Total	6,631	15,767	2,475
Less: Accumulated amortization	(2,035)	(1,610)	(253)
Less: Impairment-medical license	—	(5,300)	(832)
Intangible assets, net	4,596	8,857	1,390

Schedule of estimated amortization expense

Year ending December 31,	RMB
2022	1,595
2023	1,447
2024	1,447
2025	1,447
2026	1,447
Thereafter	1,474
Total	8,857